Description of Organization and Business Operations	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CIK0001814821 KISMET ACQUISITION ONE CORP [Member]
Description of Organization and Business Operations

NOTE 1 — Description of Organization and Business Operations

Kismet Acquisition One Corp (the “Company”) was newly incorporated in the British Virgin Islands on June 3, 2020 as a business company with limited liability and formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, contractual control arrangement with, purchasing all or substantially all of the assets of, or engaging in any other similar initial business combination with one or more businesses or entities (“Business Combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on companies in the telecommunications infrastructure, internet and technology and consumer goods and services sectors operating in Russia. The Company has neither engaged in any operations nor generated revenue to date. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”).

All activity for the period from June 3, 2020 (inception) through June 30, 2021 relates to the Company’s formation, the preparation for its initial public offering (the “Initial Public Offering”), which is described below, and since the Initial Public Offering, the search for a potential target. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The Company’s sponsor is Kismet Sponsor Limited, a business company incorporated in the British Virgin Islands with limited liability (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 5, 2020. On August 10, 2020, the Company consummated its Initial Public Offering of 25,000,000 units (the “Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $250.0 million, and incurring offering costs of approximately $14.3 million, inclusive of approximately $8.8 million in deferred underwriting commissions (Note 6). The Company granted the underwriter a 45-day option to purchase up to an additional 3,750,000 Units at the Initial Public Offering price to cover the over-allotment option, if any. The over-allotment option expired unexercised on September 19, 2020.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,750,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant to the Sponsor, generating gross proceeds of approximately $6.8 million, and incurring offering costs of approximately $11,000 (Note 4).

Upon the closing of the Initial Public Offering and the Private Placement in August 2020, $250.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) initially invested in cash and subsequently in U.S. “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of the deferred underwriting discount held in trust and taxes payable on the income earned on the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended, or the Investment Company Act.

The Company will provide its holders of the Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). These Public Shares have been recorded at a redemption value and classified as temporary equity on the condensed balance sheets in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” If the Company seeks shareholder approval of a Business Combination, it will complete the Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem such shareholder’s Public Shares irrespective of whether such shareholder votes for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and the Sponsor and the Company’s officers and directors have agreed to vote any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Sponsor has agreed to waive its redemption rights with respect to its Founder Shares and the Sponsor and the Company’s officers and directors have agreed to waive their redemption rights with respect to any Public Shares owned by them in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% or more of the ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors have agreed not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or August 10, 2022 (as may be extended by approval of the Company’s shareholders, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to the Company’s obligations under British Virgin Islands law to provide for claims of creditors and the requirements of other applicable law.

In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes payable (less up to $100,000 of interest to pay dissolution expenses).

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor should acquire Public Shares after the Initial Public Offering, it will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On January 31, 2021, the Company entered into a Business Combination Agreement, as amended on July 17, 2021(see Note 10) (the “Business Combination Agreement”) with Nexters Inc., a British Virgin Islands business company (“Pubco”), the Company’s Sponsor, solely in its capacity as the Purchaser Representative, Nexters Global Ltd. (“Nexters Global”), a private limited liability company domiciled in Cyprus, Fantina Holdings Limited, a private limited liability company domiciled in Cyprus, solely in its capacity as the Nexters Global Shareholders Representative, and the shareholders of Nexters Global. Pursuant to the Business Combination Agreement, among other things, the Company agreed to combine with Nexters Global in a business combination whereby the Company will merge with and into Pubco and Pubco will purchase all shares of Nexters Global, making Nexters Global a direct wholly-owned subsidiary of Pubco (the “Merger”). Pubco is a newly formed entity that was formed for the sole purpose of entering into and consummating the transactions set forth in the Business Combination Agreement.

Pursuant to the terms, and subject to the conditions, contained in the Business Combination Agreement, the parties to the Business Combination Agreement will effect the following transactions (collectively, the “Proposed Transactions”):

(1)	the Company will merge with and into Pubco (the “Merger”), as a result of which the separate corporate existence of the Company shall cease and Pubco shall continue as the surviving company, and each issued and outstanding security of the Company immediately prior to the Merger Effective Time shall no longer be outstanding and shall automatically be cancelled, in exchange for the right of the holder thereof to receive a substantially equivalent security of Pubco; and
(2)	Pubco will acquire all of the issued and outstanding share capital of Nexters Global in exchange for the payment, issue and delivery to the Nexters Global Shareholders of a combination of cash and shares of Pubco (the “Share Acquisition”), such that Nexters Global will be a direct wholly owned subsidiary of Pubco.

At the effective time of the Merger, (i) each issued and outstanding ordinary share of the Company will automatically be converted into and exchanged for the right to receive one ordinary share of Pubco (“Pubco Ordinary Shares”), (ii) each issued and outstanding public warrant of the Company will automatically be converted into and exchanged for the right one public warrant of Pubco (“Pubco Public Warrants”), (iii) each issued and outstanding private warrant of the company will automatically be converted into and exchanged for the right to receive one private warrant of Pubco (“Pubco Private Warrants” and, collectively with the Pubco Public Warrants, “Pubco Warrants”), and (iv) each issued and outstanding option to purchase ordinary shares of the Company shall be converted automatically into the right of the holder thereof to receive an option relating to Pubco Ordinary Shares (the “Pubco Options”). Each of the Pubco Public Warrants, Pubco Private Warrants and Pubco Options will have substantially the same terms and conditions as are in effect with respect to Company’s public warrants, private warrants and options immediately prior to the Merger Effective time.

In consideration for the purchase of Nexters Global’s share capital, Pubco will:

(1)	pay to the shareholders of Nexters Global cash in an amount not to exceed $150,000,000 equal to 50% of the aggregate amount of funds held by the Company either in or outside of its trust account, after taking into account any payments to be made to the Company’s public shareholders who validly exercise redemption rights pursuant to the Redemption (as defined below) and the proceeds received by Pubco pursuant to the A&R Forward Purchase Agreement (as defined below) (the “Base Cash Consideration”), subject to increase or decrease based on the Nexters Global’s net working capital as of the Reference Time (as such term is defined in the Business Combination Agreement) and subject to decrease by the amount of the Nexters Global’s outstanding indebtedness and transaction expenses as of the Reference Time and the Share Acquisition Closing, respectively (the Base Cash Consideration as so adjusted, the “Cash Payment”); and
(2)	issue to the shareholders of the Nexters Global immediately prior to the Share Acquisition Closing an aggregate number of Pubco Ordinary Shares (the “Exchange Shares”) with an aggregate value of $2,032,500,000 minus the Base Cash Consideration, with each Exchange Share valued at the price per share payable to the Company’s public shareholders pursuant to the Redemption minus Deferred Exchange Shares (valued at approximately $200 million), as described further below.

The issuance of an aggregate of 20,000,000 Exchange Shares (being the Deferred Exchange Shares) to the shareholders of Nexters Global immediately prior to the Share Acquisition Closing (other than Everix Investments Limited) will be deferred as follows:

●	the issuance of 10,000,000 Exchange Shares, in the aggregate, will be deferred until the volume weighted average trading price of the Pubco Ordinary Shares is $13.50 or greater for any 20 trading days within a period of 30 trading days prior to the third anniversary of the Share Acquisition Closing; and
●	the issuance of an additional 10,000,000 Exchange Shares, in the aggregate, will be deferred until the volume weighted average trading price of the Pubco Ordinary Shares is $17.00 or greater for any 20 trading days within a period of 30 trading days prior to the third anniversary of the Share Acquisition Closing.

The transaction is subject to certain conditions, including: (i) the Company’s shareholders having approved, among other things, the transactions contemplated by the Business Combination Agreement; (ii) the absence of any law or governmental order that would prohibit the Proposed Transactions; (iii) the termination or expiration of all required waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended; (iv) the Company having at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act) remaining after the Closing; (v) the Company and Pubco having at least $100 million of cash either in or outside of the trust account, after taking into accounts payments by the Company for the Redemption and any proceeds received by Pubco under the A&R Forward Purchase Agreement; (vi) the Registration Statement having been declared effective by the SEC and remaining effective; and (vii) the Pubco Ordinary Shares and Pubco Warrants having been approved for listing on Nasdaq, subject only to official notice thereof.

On July 16, 2021, in support of the Transactions, the Company, Pubco and the Sponsor entered into separate subscription agreements (each as amended, restated or supplemented from time to time, a “Subscription Agreement”) with certain institutional investors with whom the Sponsor had prior business relationships (each, a “Subscriber”), pursuant to which the Subscribers agreed to subscribe for and purchase an aggregate of 5,000,000 shares of Pubco’s ordinary shares for a purchase price of $10.00 per share for an aggregate commitment of $50,000,000 in a private placement (the “PIPE”) to be consummated substantially concurrently with the closing of the Transactions (the “Closing”). See Note 10.

On February 2, 2021, the Company filed a Current Report on Form 8-K announcing the entry into a Material Definitive Agreement including the full Business Combination Agreement and the A&R Forward Purchase Agreement.

Liquidity and Capital Resources

As of June 30, 2021, the Company had approximately $9,000 in its operating bank account and a working capital deficit of approximately $2.3 million.

Through June 30, 2021, the Company’s liquidity needs were satisfied through a payment of $25,000 from Sponsor to cover certain offering costs in exchange for the issuance of the Founder Shares and a loan of approximately $191,000 from the Sponsor pursuant to the Note (see Note 5). Subsequent to the consummation the Initial Public Offering, the Company’s liquidity needs were also satisfied with net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note balance of approximately $191,000 on August 12, 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of June 30, 2021 and December 31, 2020, there were no amounts outstanding under the Working Capital Loans.

On July 7, 2021, the Sponsor agreed to loan the Company up to $400,000 pursuant to a promissory note in order to finance the Company’s working capital needs. The note is non-interest bearing and up to $1,500,000 of such loan may be convertible into Private Placement Warrants at a price of $1.00 per warrant at the option of the Sponsor.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity from the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating a Business Combination.

Note 1 — Description of Organization and Business Operations

Kismet Acquisition One Corp (the “Company”) was newly incorporated in the British Virgin Islands on June 3, 2020 as a business company with limited liability and formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, contractual control arrangement with, purchasing all or substantially all of the assets of, or engaging in any other similar initial business combination with one or more businesses or entities (“Business Combination”). The Company has neither engaged in any operations nor generated revenue to date. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”).

All activity for the period from June 3, 2020 (inception) through December 31, 2020 relates to the Company’s formation, the preparation for its initial public offering (the “Initial Public Offering”), which is described below, and since the Initial Public Offering, the search for a potential target. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Kismet Sponsor Limited, a limited liability company incorporated in the British Virgin Islands (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 5, 2020. On August 10, 2020, the Company consummated its Initial Public Offering of 25,000,000 units (the “Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $250.0 million, and incurring offering costs of approximately $14.3 million, inclusive of approximately $8.8 million in deferred underwriting commissions (Note 7). The Company granted the underwriter a 45-day option to purchase up to an additional 3,750,000 Units at the Initial Public Offering price to cover over-allotments, if any. The over-allotment option expired unexercised on September 19, 2020.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,750,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant to the Sponsor, generating gross proceeds of approximately $6.8 million, and incurring offering costs of approximately $11,000 (Note 5).

Upon the closing of the Initial Public Offering and the Private Placement in August 2020, $250.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) initially held in cash and subsequently invested in U.S. “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of the deferred underwriting discount held in trust and taxes payable on the income earned on the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act.

Note 1 — Description of Organization and Business Operations (continued)

The Company will provide its holders of the Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 7). These Public Shares have been recorded at a redemption value and classified as temporary equity on the balance sheet in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). If the Company seeks shareholder approval of a Business Combination, it will complete the Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem such shareholder’s Public Shares irrespective of whether such shareholder votes for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 6) and the Sponsor and the Company’s officers and directors have agreed to vote any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Sponsor has agreed to waive its redemption rights with respect to its Founder Shares and the Sponsor and the Company’s officers and directors have agreed to waive their redemption rights with respect to any Public Shares owned by them in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% or more of the ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors have agreed not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their ordinary shares in conjunction with any such amendment.

Note 1 — Description of Organization and Business Operations (continued)

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or August 10, 2022 (as may be extended by approval of the Company’s shareholders, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to the Company’s obligations under British Virgin Islands law to provide for claims of creditors and the requirements of other applicable law.

In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes payable (less up to $100,000 of interest to pay dissolution expenses).

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor should acquire Public Shares after the Initial Public Offering, it will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Note 1 — Description of Organization and Business Operations (continued)

Proposed Business Combination

On January 31, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Nexters Inc., a British Virgin Islands business company (“Pubco”), the Company’s Sponsor, solely in its capacity as the Purchaser Representative, Nexters Global Ltd. (“Nexters Global”), a private limited liability company domiciled in Cyprus, Fantina Holdings Limited, a private limited liability company domiciled in Cyprus, solely in its capacity as the Nexters Global Shareholders Representative, and the shareholders of Nexters Global. Pursuant to the Business Combination Agreement, among other things, the Company agreed to combine with Nexters Global in a business combination whereby the Company will merge with and into Pubco and Pubco will purchase all shares of Nexters Global, making Nexters Global a direct wholly-owned subsidiary of Pubco (the “Merger”). Pubco is a newly formed entity that was formed for the sole purpose of entering into and consummating the transactions set forth in the Business Combination Agreement.

Pursuant to the terms, and subject to the conditions, contained in the Business Combination Agreement, the parties to the Business Combination Agreement will effect the following transactions (collectively, the “Proposed Transactions”):

(1)the Company will merge with and into Pubco (the “Merger”), as a result of which the separate corporate existence of the Company shall cease and Pubco shall continue as the surviving company, and each issued and outstanding security of the Company immediately prior to the Merger Effective Time shall no longer be outstanding and shall automatically be cancelled, in exchange for the right of the holder thereof to receive a substantially equivalent security of Pubco; and
(2)Pubco will acquire all of the issued and outstanding share capital of Nexters Global in exchange for the payment, issue and delivery to the Nexters Global Shareholders of a combination of cash and shares of Pubco (the “Share Acquisition”), such that Nexters Global will be a direct wholly owned subsidiary of Pubco.

At the effective time of the Merger, (i) each issued and outstanding ordinary share of the Company will automatically be converted into and exchanged for the right to receive on ordinary share of Pubco (“Pubco Ordinary Shares”), (ii) each issued and outstanding public warrant of the Company will automatically be converted into and exchanged for the right one public warrant of Pubco (“Pubco Public Warrants”), (iii) each issued and outstanding private warrant of the company will automatically be converted into and exchanged for the right to receive one private warrant of Pubco (“Pubco Private Warrants” and, collectively with the Pubco Public Warrants, “Pubco Warrants”), and (iv) each issued and outstanding option to purchase ordinary shares of the Company shall be converted automatically into the right of the holder thereof to receive an option relating to Pubco Ordinary Shares (the “Pubco Options”). Each of the Pubco Public Warrants, Pubco Private Warrants and Pubco Options will have substantially the same terms and conditions as are in effect with respect to Company’s public warrants, private warrants and options immediately prior to the Merger Effective time.

In consideration for the purchase of Nexters Global’s share capital, Pubco will:

(1)pay to the shareholders of Nexters Global cash in an amount not to exceed $150,000,000 equal to 50% of the aggregate amount of funds held by the Company either in or outside of its trust account, after taking into account any payments to be made to the Company’s public shareholders who validly exercise redemption rights pursuant to the Redemption (as defined below) and the proceeds received by Pubco pursuant to the A&R Forward Purchase Agreement (as defined below) (the “Base Cash Consideration”), subject to increase or decrease based on the Nexters Global’s net working capital as of the Reference Time (as such term is defined in the Business Combination Agreement) and subject to decrease by the amount of the Nexters Global’s outstanding indebtedness and transaction expenses as of the Reference Time and the Share Acquisition Closing, respectively (the Base Cash Consideration as so adjusted, the “Cash Payment”); and

Note 1 — Description of Organization and Business Operations (continued)

(2)issue to the shareholders of the Nexters Global immediately prior to the Share Acquisition Closing an aggregate number of Pubco Ordinary Shares (the “Exchange Shares”) with an aggregate value of $2,032,500,000 minus the Base Cash Consideration, with each Exchange Share valued at the price per share payable to the Company’s public shareholders pursuant to the Redemption minus Deferred Exchange Shares, as described further below.

The issuance of an aggregate of 20,000,000 Exchange Shares (being the Deferred Exchange Shares) to the shareholders of Nexters Global immediately prior to the Share Acquisition Closing (other than Everix Investments Limited) will be deferred as follows:

●	the issuance of 10,000,000 Exchange Shares, in the aggregate, will be deferred until the volume weighted average trading price of the Pubco Ordinary Shares is $13.50 or greater for any 20 trading days within a period of 30 trading days prior to the third anniversary of the Share Acquisition Closing; and
●	the issuance of an additional 10,000,000 Exchange Shares, in the aggregate, will be deferred until the volume weighted average trading price of the Pubco Ordinary Shares is $17.00 or greater for any 20 trading days within a period of 30 trading days prior to the third anniversary of the Share Acquisition Closing.

The transaction is subject to certain conditions, including: (i) the Company’s shareholders having approved, among other things, the transactions contemplated by the Business Combination Agreement; (ii) the absence of any law or governmental order that would prohibit the Proposed Transactions; (iii) the termination or expiration of all required waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended; (iv) the Company having at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act) remaining after the Closing; (v) the Company and Pubco having at least $100 million of cash either in or outside of the trust account, after taking into accounts payments by the Company for the Redemption and any proceeds received by Pubco under the A&R Forward Purchase Agreement and the PIPE; (vi) the Registration Statement having been declared effective by the SEC and remaining effective; and (vii) the Pubco Ordinary Shares and Pubco Warrants having been approved for listing on Nasdaq, subject only to official notice thereof.

On February 2, 2021, the Company filed a Current Report on Form 8-K announcing the entry into a Material Definitive Agreement including the full Business Combination Agreement and the Amended and Restated Forward Purchase Agreement.

Liquidity and Capital Resources

As of December 31, 2020, the Company had approximately $762,000 of cash in its operating bank account and working capital of approximately $435,000.

Through December 31, 2020, the Company’s liquidity needs were satisfied through a payment of $25,000 from Sponsor to cover certain offering costs in exchange for the issuance of the Founder Shares and a loan of approximately $191,000 from the Sponsor pursuant to the Note (see Note 5). Subsequent to the consummation the Initial Public Offering, the Company’s liquidity needs were also satisfied with net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note balance of approximately $191,000 on August 12, 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors intend to, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of December 31, 2020, there were no amounts outstanding under the Working Capital Loans.

Note 1 — Description of Organization and Business Operations (continued)

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.